Goodwill - Additional information (Details) - Integra Gold Corporation $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount | $	$ 247
Decrease in gold leading to impairment (usd per oz) | $ / oz	200
Increase in operating costs leading to impairment	18.00%